INCOME TAXES - Schedule of Income Tax Rate Reconciliation Amount (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate (as a percent)					21.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ (8,507)	$ (3,450)	$ 8,341
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Amount					1,102	1,945	195
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount					768	1,498	1,941
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount					264	586	1,761
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount					(860)	(124)	(133)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount					6,313	2,890	(7,396)
Effective Income Tax Rate Reconciliation, Uncertain Tax Positions, Amount					(8,010)	(3,791)	(6,349)
Income Tax Reconciliation, Credit Monetization					0	0	(2,100)
Effective Income Tax Rate Reconciliation, Expiration Of Attributes, Amount					10,901	5,733	18,345
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount					(1,169)	(1,582)	(2,094)
Effective Income Tax Rate Reconciliation, Derivative Instrument Adjustments					(1,093)	(2,152)	(12,606)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					1,002	387	1,436
Income Tax Expense (Benefit), Total	$ 370	$ 533	$ 605	$ 1,063	$ 711	$ 1,940	$ 1,341